Other liabilities and provisions - Summary (Details) - EUR (€) € in Thousands	Sep. 30, 2018	Dec. 31, 2017
Other liabilities and provisions
Customer deposits		€ 373
Liabilities from VAT	€ 18	12
Employee bonus	285	303
Accruals for vacation and overtime	293	222
Accruals for licenses	134	140
Liabilities from payroll	274	236
Accruals for commissions	80	50
Accruals for compensation of Supervisory board	175	180
Accrual for warranty	388	286
Others	509	322
Total	2,156	€ 2,124
Customer deposits netted with contract liabilities	€ 556